Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Horizon Kinetics Blockchain Development ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Blockchain Development ETF
Class Name	Horizon Kinetics Blockchain Development ETF
Trading Symbol	BCDF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics Blockchain Development ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/bcdf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Blockchain Development ETF	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was 15.05% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive performance was driven, in part, by a strong year for underlying cryptocurrency markets, though a significant level of contribution was related to the portfolio constituents’ more established businesses. Exchanges, as an example, were the beneficiaries of high volumes across many asset classes, including those related to cryptocurrency derivatives.
POSITIONING
The portfolio exhibits high active share and little overlap with traditional market indices, due to a comparatively high allocation to securities exchanges and market platforms. These positions performed positively on a broad basis but underperformed wider markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/01/2022)
Horizon Kinetics Blockchain Development ETF NAV	15.05	5.10
S&P 500 TR	25.02	17.72
NASDAQ Composite Total Return Index	29.57	21.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information. Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information.
Net Assets	$ 13,158,471
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 87,283
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$13,158,471
Number of Holdings	27
Net Advisory Fee	$87,283
Portfolio Turnover	9%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	91.7%
Cash & Other	8.3%

Top 10 Issuers	(% of Net Assets)
CACI International, Inc.	6.2%
Cboe Global Markets, Inc.	5.7%
Galaxy Digital Holdings Ltd.	5.5%
Intercontinental Exchange, Inc.	5.3%
TMX Group Ltd.	5.3%
Urbana Corp.	5.2%
Nasdaq, Inc.	5.2%
Singapore Exchange Ltd.	5.1%
London Stock Exchange Group PLC	4.7%
Tradeweb Markets, Inc.	4.7%

Top Ten Countries	(% of Net Assets)
United States	56.4%
Canada	10.5%
Japan	6.6%
Singapore	5.1%
United Kingdom	4.7%
Germany	4.4%
Australia	3.6%
Greece	0.4%
Cash & Other	8.3%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/bcdf/
Horizon Kinetics Energy and Remediation ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Energy and Remediation ETF
Class Name	Horizon Kinetics Energy and Remediation ETF
Trading Symbol	NVIR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics Energy and Remediation ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/nvir/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Energy and Remediation ETF	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was 17.54% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
While not to the extent of the technology space, there was a recognition of the energy demand related to data center and artificial intelligence (AI) buildouts in the coming years. Hydrocarbon production and associated environmental remediation will likely play a key role as AI use grows and the underlying resource requirements are more widely acknowledged.
POSITIONING
The Fund’s performance was strongly influenced by its heavy exposure to the energy and industrials sectors, which are comparatively small exposures in broader market indices. These sectors underperformed the broader markets, and sector differences outweighed security selection as an explanation of comparative performance in 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/21/2023)
Horizon Kinetics Energy and Remediation ETF NAV	17.54	12.79
S&P 500 TR	25.02	24.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information. Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information.
Net Assets	$ 3,755,424
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 30,333
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,755,424
Number of Holdings	39
Net Advisory Fee	$30,333
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Energy	74.1%
Industrial	20.5%
Basic Materials	2.1%
Consumer, Non-cyclical	1.2%
Cash & Other	2.1%

Top 10 Issuers	(% of Net Assets)
Exxon Mobil Corp.	7.0%
Texas Pacific Land Corp.	5.3%
Williams Cos., Inc.	5.3%
EQT Corp.	4.5%
CES Energy Solutions Corp.	4.5%
Cheniere Energy, Inc.	4.5%
Expand Energy Corp.	3.8%
Diamondback Energy, Inc.	3.7%
PrairieSky Royalty Ltd.	3.6%
Suncor Energy, Inc.	3.3%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/nvir/
Horizon Kinetics Inflation Beneficiaries ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Inflation Beneficiaries ETF
Class Name	Horizon Kinetics Inflation Beneficiaries ETF
Trading Symbol	INFL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics Inflation Beneficiaries ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/infl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Inflation Beneficiaries ETF	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was 23.34% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from its exposure to real asset end markets including energy, land, precious metals, and iron ore. Energy prices were mixed for the year and weighed on upstream exploration and production company returns, as these companies are far more exposed to operating margin erosion as compared to the royalty business models favored by the Fund.
POSITIONING
The portfolio’s focus on capital light (efficient) business models have set the foundation for our concept of “quality” exposures. Our concept of quality includes stability, efficiency, and predictability, which generally result in a healthy growth rate, but must also include a reasonable valuation. The continued success of the portfolio has primarily been driven by our analysis and understanding of these business models, which we continue to view favorably.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/11/2021)
Horizon Kinetics Inflation Beneficiaries ETF NAV	23.34	13.00
S&P 500 TR	25.02	13.34
MSCI ACWI All Cap Index Net (USD)	16.29	7.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information. Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information.
Net Assets	$ 1,032,029,823
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 6,580,273
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,032,029,823
Number of Holdings	47
Net Advisory Fee	$6,580,273
Portfolio Turnover	17%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	94.5%
Cash & Other	5.5%

Top 10 Issuers	(% of Net Assets)
Landbridge Co. LLC	7.8%
Viper Energy, Inc.	6.8%
Texas Pacific Land Corp.	6.1%
Wheaton Precious Metals Corp.	5.5%
PrairieSky Royalty Ltd.	5.5%
Intercontinental Exchange, Inc.	4.4%
Franco-Nevada Corp.	3.4%
Cheniere Energy, Inc.	3.4%
Deutsche Boerse AG	3.1%
CACI International, Inc.	2.8%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/infl/
Horizon Kinetics Medical ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Medical ETF
Class Name	Horizon Kinetics Medical ETF
Trading Symbol	MEDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics Medical ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/medx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Medical ETF	$83	0.85%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was -4.72% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
Healthcare companies underperformed as a sector, acting as a significant headwind for portfolio performance. We view this as an exhibit in market myopia as many of our portfolio positions stand to benefit greatly over the longer-term from technology-related trends that drove broader market performance in 2024.
POSITIONING
Many portfolio companies are largely subject to a high degree of uncertainty in individual product initiatives, as about 90% of all drug candidates do not end up receiving approval. The Fund’s remains focused on long-term results driven by continued medical innovations funded by significant research and development. We believe the high degree of research and development, while not always indicative of any individual medical triumph, is a far better predictor of long-term innovation than shorter-term price movements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Horizon Kinetics Medical ETF NAV	-4.72	2.39	3.72
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information. Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information.
Net Assets	$ 15,584,898
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 146,070
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$15,584,898
Number of Holdings	35
Net Advisory Fee	$146,070
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	95.1%
Cash & Other	4.9%

Top 10 Issuers	(% of Net Assets)
Eli Lilly & Co.	16.6%
AbbVie, Inc.	8.8%
Bristol-Myers Squibb Co.	6.4%
Novartis AG	6.0%
Amgen, Inc.	5.6%
AstraZeneca PLC	5.2%
Johnson & Johnson	4.7%
Pfizer, Inc.	4.4%
Alnylam Pharmaceuticals, Inc.	4.3%
Merck & Co., Inc.	4.3%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/medx/
Horizon Kinetics SPAC Active ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics SPAC Active ETF
Class Name	Horizon Kinetics SPAC Active ETF
Trading Symbol	SPAQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics SPAC Active ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/spaq/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics SPAC Active ETF	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was 4.26% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
The most influential factor in the Fund’s performance was an elevated but generally steady short-term interest rate environment.
POSITIONING
Individual security selection did not have a large impact on performance insofar as the relative dearth of market enthusiasm upon announced merger deals resulted in little excess return over U.S. Treasury Bill rates. This combined with relatively steady short-term interest rates throughout the year provided fewer trading opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/27/2023)
Horizon Kinetics SPAC Active ETF NAV	4.26	4.66
S&P 500 TR	25.02	22.91
ICE BofA 6-Month US Treasury Bill Total Return Index	5.35	5.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information. Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information.
Net Assets	$ 17,414,455
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 144,982
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$17,414,455
Number of Holdings	44
Net Advisory Fee	$144,982
Portfolio Turnover	128%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Pre-Combination Special Purpose Acquisition Companies	97.5%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
Centurion Acquisition Corp.	5.1%
M3-Brigade Acquisition V Corp.	5.1%
Oaktree Acquisition Corp. III Life Sciences	5.1%
Launch Two Acquisition Corp.	5.0%
Aldel Financial II, Inc.	4.9%
Graf Global Corp.	4.8%
Cohen Circle Acquisition Corp. I	4.7%
Silverbox Corp. IV	4.8%
Voyager Acquisition Corp.	4.8%
Legato Merger Corp. III	4.7%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/spaq/